Reinsurance - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future policy benefit reserves recoverable	$ 3,719,131	$ 4,265,678		$ 3,574,716
Reinsurance recoveries on losses and loss expenses recorded during period	1,600,000	700,000	$ 700,000
Total reinsurance assets	5,700,000	3,600,000
Reinsurance receivable on paid losses	418,666	131,519		469,009
Unpaid losses and loss expenses recoverable	5,262,706	3,429,368		$ 5,374,604
Total allowance for uncollectible reinsurance	82,145	64,439
Collateral held related to reinsurance recoverables	3,800,000	2,000,000
Total allowance recorded relating to reinsurance recoverables	58,200	42,300
Total allowance recorded relating to reinsurance balances receivable	23,900	22,100
U.S. Term Life Reinsurance [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future policy benefit reserves recoverable	284,481	0
XL Re Life (SAC) Ltd
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future policy benefit reserves recoverable	$ 3,719,131	$ 4,265,678